Income Taxes - Disclosure of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Abstract]
Current tax expense (income)	$ (6,543)	$ (4,666)
Deferred income tax (expense) recovery:
Origination and reversal of temporary differences	2,889	(1,035)
Recovery (expense) arising from previously unrecognized (derecognized) tax assets	(2,085)	(2,126)
Total deferred income taxes	804	(3,161)
Tax expense (income)	$ (5,739)	$ (7,827)